UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22441

John Hancock Hedged Equity & Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2013

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
# Hedged Equity & Income Fund

**Semiannual Report**
6.30.13

Ticker | **HEQ**

Managed distribution plan

The fund has adopted a managed distribution plan (Plan). Under the Plan, the fund makes quarterly distributions of an amount equal to $0.3230 per share, based upon an annual distribution rate of 7.25% of the fund’s net asset value (NAV) of $17.82 on July 31, 2012. This amount will be paid quarterly until further notice. The fund may make additional distributions: (i) for purposes of not incurring federal income tax on the fund of investment company taxable income and net capital gain, if any, not included in such regular distributions; and (ii) for purposes of not incurring federal excise tax on ordinary income and capital gain net income, if any, not included in such regular distributions.

Although the fund has adopted the Plan, it may discontinue the Plan. The Board of Trustees of the fund may amend the terms of the Plan or terminate the Plan at any time without prior notice to the fund’s shareholders. The Plan will be subject to periodic review by the fund’s Board of Trustees.

You should not draw any conclusions about the fund’s investment performance from the amount of the fund’s distributions or from the terms of the fund’s Plan. The fund’s total return at NAV is presented in the Financial highlights.

With each distribution that does not consist solely of net income, the fund will issue a notice to shareholders and an accompanying press release that will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. The fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with “yield” or “income.”

Semiannual report | Hedged Equity & Income Fund

Portfolio summary

Top 10 Holdings (16.7% of Net Assets on 6-30-13)[1,2]

Cisco Systems, Inc.	2.3%	Wells Fargo & Company	1.6%

Microsoft Corp.	2.1%	Johnson & Johnson	1.6%

Lowe’s Companies, Inc.	2.0%	PNC Financial Services Group, Inc.	1.3%

Merck & Company, Inc.	1.7%	United Parcel Service, Inc., Class B	1.3%

BlackRock, Inc.	1.6%	Roche Holdings AG	1.2%

Sector Composition[1]

Information Technology	16.4%	Consumer Staples	5.5%

Financials	15.7%	Purchased Options	3.8%

Consumer Discretionary	15.0%	Materials	2.9%

Health Care	15.0%	Utilities	1.8%

Industrials	14.5%	Telecommunication Services	0.7%

Energy	8.2%	Short-Term Investments & Other	0.5%

Portfolio Composition[1]

Common Stocks	95.7%	Short-Term Investments & Other	0.5%

Purchased Options	3.8%

As is the case with all closed-end funds, shares of this fund may trade at a discount to the fund’s net asset value (NAV). An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested. An issuer of securities held by the fund may default, have its credit rating downgraded, or otherwise perform poorly, which may affect fund performance. Investing in derivative instruments involves risks different from, and in some cases greater than, the risks associated with investing directly in securities and other traditional investments. In an illiquid market, derivatives could become harder to value and sell.

1 As a percentage of net assets on 6-30-13.

2 Cash and cash equivalents not included.

Semiannual report | Hedged Equity & Income Fund	7

Fund’s investments

As of 6-30-13 (unaudited)

	Shares	Value
Common Stocks 95.7%		$243,957,106

(Cost $211,311,179)

Consumer Discretionary 15.0%		38,287,253

Auto Components 0.6%

Allison Transmission Holdings, Inc.	56,135	1,295,582

Tenneco, Inc. (I)	6,335	286,849

Automobiles 0.4%

Ford Motor Company	8,920	137,992

Harley-Davidson, Inc.	16,735	917,413

Diversified Consumer Services 0.4%

Allstar Co-Invest Block Feeder LLC (I)(R)	236,300	404,073

Matthews International Corp., Class A	14,170	534,209

Service Corp. International	10,100	182,103

Hotels, Restaurants & Leisure 1.3%

Bloomin’ Brands, Inc. (I)	13,430	334,138

Buffalo Wild Wings, Inc. (I)	3,510	344,542

Burger King Worldwide, Inc.	17,306	337,640

CEC Entertainment, Inc.	16,600	681,264

Galaxy Entertainment Group, Ltd. (I)	25,000	120,644

Life Time Fitness, Inc. (I)	4,600	230,506

Melco Crown Entertainment, Ltd., ADR (I)	11,540	258,034

Sands China, Ltd.	28,400	133,376

Starbucks Corp.	2,650	173,549

Starwood Hotels & Resorts Worldwide, Inc.	3,093	195,447

Wyndham Worldwide Corp.	7,366	421,556

Wynn Resorts, Ltd.	802	102,656

Household Durables 1.0%

Harman International Industries, Inc.	1,600	86,720

Helen of Troy, Ltd. (I)	8,460	324,610

NVR, Inc. (I)	1,805	1,664,210

Sekisui House, Ltd.	5,000	72,304

Sony Corp.	5,000	105,793

Whirlpool Corp.	2,390	273,320

Internet & Catalog Retail 0.9%

Amazon.com, Inc. (C)(I)	2,525	701,167

HomeAway, Inc. (I)	4,080	131,947

Netflix, Inc. (I)	1,240	261,752

priceline.com, Inc. (I)	869	718,776

TripAdvisor, Inc. (I)	5,800	353,046

8	Hedged Equity & Income Fund | Semiannual report	See notes to financial statements

	Shares	Value
Leisure Equipment & Products 0.4%

Mattel, Inc. (C)	23,826	$1,079,556

Media 3.2%

Comcast Corp., Class A	7,567	316,906

DISH Network Corp., Class A	5,500	233,860

IMAX Corp. (I)	2,000	49,720

News Corp., Class A	6,709	218,713

Omnicom Group, Inc.	38,117	2,396,416

Sirius XM Radio, Inc.	46,650	156,278

The Walt Disney Company	23,083	1,457,691

Time Warner Cable, Inc.	7,300	821,104

Time Warner, Inc.	27,425	1,585,714

WPP PLC	55,000	939,652

Multiline Retail 1.0%

Dollar Tree, Inc. (I)	2,776	141,132

Fred’s, Inc., Class A	34,400	532,856

Marks & Spencer Group PLC	20,538	134,209

Nordstrom, Inc.	4,600	275,724

Target Corp. (C)	20,410	1,405,433

Specialty Retail 5.1%

Advance Auto Parts, Inc.	27,275	2,213,912

Ascena Retail Group, Inc. (C)(I)	33,280	580,736

Cabela’s, Inc. (I)	2,000	129,520

CarMax, Inc. (I)	3,800	175,408

CST Brands, Inc. (I)	3,088	95,141

Dick’s Sporting Goods, Inc.	7,690	384,961

DSW, Inc., Class A	7,022	515,906

Dufry AG (I)	1,827	221,058

Five Below, Inc. (I)	1,332	48,964

Francesca’s Holdings Corp. (I)	9,660	268,451

Lowe’s Companies, Inc. (C)	122,485	5,009,637

O’Reilly Automotive, Inc. (I)	2,271	255,760

PetSmart, Inc.	1,384	92,714

Pier 1 Imports, Inc.	11,870	278,826

Stage Stores, Inc.	16,700	392,450

The Buckle, Inc.	2,121	110,334

The Cato Corp., Class A	24,780	618,509

The Gap, Inc.	7,702	321,404

The Home Depot, Inc.	6,408	496,428

Tiffany & Company	4,510	328,508

TJX Companies, Inc.	4,569	228,724

Urban Outfitters, Inc. (I)	4,330	174,153

Textiles, Apparel & Luxury Goods 0.7%

Lululemon Athletica, Inc. (I)	4,255	278,788

Michael Kors Holdings, Ltd. (I)	12,525	776,801

PVH Corp.	2,340	292,617

Ralph Lauren Corp.	2,690	467,361

See notes to financial statements	Semiannual report | Hedged Equity & Income Fund	9

	Shares	Value
Consumer Staples 5.5%		$14,000,909

Beverages 1.9%

Anheuser-Busch InBev NV, ADR	9,976	900,434

Beam, Inc.	2,660	167,873

Molson Coors Brewing Company, Class B	21,400	1,024,204

Monster Beverage Corp. (I)	5,220	317,219

PepsiCo, Inc. (C)	26,146	2,138,481

The Coca-Cola Company	6,701	268,777

Food & Staples Retailing 1.0%

Casey’s General Stores, Inc.	6,840	411,494

Costco Wholesale Corp.	2,267	250,662

CVS Caremark Corp.	3,324	190,066

Seven & I Holdings Company, Ltd.	5,200	190,090

Wal-Mart Stores, Inc.	7,603	566,347

Walgreen Company	10,290	454,818

Whole Foods Market, Inc.	6,060	311,969

Food Products 1.7%

Green Mountain Coffee Roasters, Inc. (I)	8,017	601,756

Kraft Foods Group, Inc.	38,110	2,129,206

Post Holdings, Inc. (I)	6,420	280,297

Unilever NV — NY Shares	33,940	1,334,181

Household Products 0.0%

Colgate-Palmolive Company	1,130	64,738

Personal Products 0.2%

Coty, Inc., Class A (I)	15,799	271,427

Hengan International Group Company, Ltd.	14,500	156,722

The Estee Lauder Companies, Inc., Class A	1,800	118,386

Tobacco 0.7%

Philip Morris International, Inc.	21,378	1,851,762

Energy 8.2%		20,803,711

Energy Equipment & Services 1.4%

Baker Hughes, Inc.	35,295	1,628,158

Bristow Group, Inc.	2,570	167,872

Era Group, Inc. (I)	12,870	336,551

Oceaneering International, Inc.	3,210	231,762

Schlumberger, Ltd.	7,195	515,594

SEACOR Holdings, Inc.	5,510	457,606

Transocean, Ltd.	2,920	140,014

Trican Well Service, Ltd.	10,230	135,985

Oil, Gas & Consumable Fuels 6.8%

Anadarko Petroleum Corp. (C)	26,681	2,292,698

BG Group PLC	143,766	2,453,653

BP PLC, ADR	36,940	1,541,876

Cabot Oil & Gas Corp.	3,990	283,370

Chesapeake Energy Corp.	9,000	183,420

Chevron Corp.	15,290	1,809,419

Cobalt International Energy, Inc. (I)	14,900	395,893

Diamondback Energy, Inc. (I)	9,800	326,536

10	Hedged Equity & Income Fund | Semiannual report	See notes to financial statements

	Shares	Value
Oil, Gas & Consumable Fuels (continued)

EOG Resources, Inc.	4,110	$541,205

Exxon Mobil Corp. (C)	13,830	1,249,541

Halcon Resources Corp. (I)	15,812	89,654

Marathon Petroleum Corp.	3,250	230,945

Occidental Petroleum Corp.	21,574	1,925,048

Pioneer Natural Resources Company	3,610	522,548

Royal Dutch Shell PLC, ADR, Class B	13,140	870,788

Scorpio Tankers, Inc.	75,670	679,517

Suncor Energy, Inc.	33,100	976,119

Tesoro Corp.	4,440	232,301

Valero Energy Corp.	11,130	386,990

Whiting Petroleum Corp. (I)	4,310	198,648

Financials 15.7%		40,104,864

Capital Markets 2.8%

Ares Capital Corp.	24,170	415,724

BlackRock, Inc. (C)	16,080	4,130,148

Invesco, Ltd.	13,850	440,430

SEI Investments Company	53,355	1,516,883

T. Rowe Price Group, Inc.	5,840	427,196

TD Ameritrade Holding Corp.	4,500	109,305

Commercial Banks 5.6%

BOK Financial Corp. (C)	10,975	702,949

Cullen/Frost Bankers, Inc.	3,005	200,644

First Midwest Bancorp, Inc.	34,010	466,617

First Niagara Financial Group, Inc.	62,610	630,483

First Republic Bank	13,145	505,820

Hancock Holding Company	10,130	304,609

International Bancshares Corp.	24,010	542,146

M&T Bank Corp.	17,895	1,999,766

MB Financial, Inc.	13,800	369,840

Mitsubishi UFJ Financial Group	28,900	179,338

Mizuho Financial Group, Inc.	70,000	145,695

PNC Financial Services Group, Inc. (C)	46,655	3,402,083

The Bank of Yokohama, Ltd.	15,000	77,444

Webster Financial Corp.	22,720	583,450

Wells Fargo & Company (C)	99,338	4,099,679

Westamerica Bancorp.	3,010	137,527

Consumer Finance 0.1%

American Express Company	3,842	287,228

Diversified Financial Services 1.7%

Bank of America Corp.	19,187	246,745

IntercontinentalExchange, Inc. (C)(I)	5,105	907,465

JPMorgan Chase & Company (C)	51,547	2,721,166

Moody’s Corp.	5,720	348,520

Osaka Securities Exchange Company, Ltd.	1,230	124,285

See notes to financial statements	Semiannual report | Hedged Equity & Income Fund	11

	Shares	Value
Insurance 4.3%

ACE, Ltd.	15,620	$1,397,678

Alleghany Corp. (C)(I)	3,560	1,364,584

American International Group, Inc. (I)	4,000	178,800

Aon PLC	4,170	268,340

Assured Guaranty, Ltd.	16,910	373,035

Berkshire Hathaway, Inc., Class B (I)	6,290	703,977

Fidelity National Financial, Inc., Class A	16,800	400,008

Markel Corp. (I)	2,229	1,174,572

Marsh & McLennan Companies, Inc.	59,230	2,364,462

MS&AD Insurance Group Holdings	4,850	123,347

Platinum Underwriters Holdings, Ltd.	6,020	344,464

Primerica, Inc.	14,730	551,491

Reinsurance Group of America, Inc.	8,800	608,168

T&D Holdings, Inc.	8,600	115,687

Tokio Marine Holdings, Inc.	5,700	180,772

Unum Group	6,400	187,968

White Mountains Insurance Group, Ltd.	680	390,959

XL Group PLC	9,650	292,588

Real Estate Investment Trusts 0.8%

Campus Crest Communities, Inc.	33,140	382,436

Corrections Corp. of America	10,752	364,170

DiamondRock Hospitality Company	27,260	254,063

Host Hotels & Resorts, Inc.	18,974	320,091

Mack-Cali Realty Corp.	7,890	193,226

Mid-America Apartment Communities, Inc.	4,300	291,411

Taubman Centers, Inc.	1,600	120,240

Unibail-Rodamco SE	519	120,342

Real Estate Management & Development 0.1%

Hulic Company, Ltd. (I)	13,100	140,558

Mitsui Fudosan Company, Ltd.	5,900	173,559

Thrifts & Mortgage Finance 0.3%

Northwest Bancshares, Inc.	38,900	525,539

Ocwen Financial Corp. (I)	4,249	175,144

Health Care 15.0%		38,089,431

Biotechnology 3.1%

Amgen, Inc.	6,961	686,772

Arena Pharmaceuticals, Inc. (I)	10,260	79,002

Biogen Idec, Inc. (I)	3,151	678,095

BioMarin Pharmaceutical, Inc. (I)	2,360	131,664

Celgene Corp. (I)	6,416	750,095

Cubist Pharmaceuticals, Inc. (I)	5,600	270,480

Gilead Sciences, Inc. (I)	30,401	1,556,835

Onyx Pharmaceuticals, Inc. (I)	8,400	1,041,012

Pharmacyclics, Inc. (I)	3,150	250,331

Regeneron Pharmaceuticals, Inc. (I)	5,250	1,180,620

Seattle Genetics, Inc. (I)	5,600	176,176

Vertex Pharmaceuticals, Inc. (I)	12,014	959,558

12	Hedged Equity & Income Fund | Semiannual report	See notes to financial statements

	Shares	Value
Health Care Equipment & Supplies 1.6%

Abbott Laboratories	7,815	$272,587

Becton, Dickinson and Company	793	78,372

Boston Scientific Corp. (I)	16,800	155,736

C.R. Bard, Inc.	1,075	116,831

HeartWare International, Inc. (I)	1,170	111,279

Hologic, Inc. (C)(I)	19,120	369,016

Medtronic, Inc. (C)	48,160	2,478,795

STERIS Corp.	9,040	387,635

Zimmer Holdings, Inc.	2,940	220,324

Health Care Providers & Services 2.4%

Aetna, Inc.	2,194	139,407

Amsurg Corp. (I)	13,320	467,532

Brookdale Senior Living, Inc. (I)	4,500	118,980

Cardinal Health, Inc. (C)	57,370	2,707,864

Catamaran Corp. (I)	8,530	415,582

Express Scripts Holding Company (I)	2,505	154,533

HCA Holdings, Inc.	4,250	153,255

Humana, Inc.	2,200	185,636

Laboratory Corp. of America Holdings (I)	10,230	1,024,023

McKesson Corp.	1,856	212,512

Team Health Holdings, Inc. (I)	3,780	155,245

UnitedHealth Group, Inc.	2,800	183,344

Universal Health Services, Inc., Class B	3,800	254,448

Health Care Technology 0.2%

Allscripts Healthcare Solutions, Inc. (I)	28,950	374,613

Life Sciences Tools & Services 0.8%

Bruker Corp. (I)	3,757	60,676

Charles River Laboratories International, Inc. (I)	17,700	726,231

Covance, Inc. (I)	3,820	290,855

ICON PLC (I)	16,540	586,012

Illumina, Inc. (I)	3,300	246,972

Pharmaceuticals 6.9%

Actavis, Inc. (I)	2,265	285,888

AstraZeneca PLC	5,487	259,557

Bristol-Myers Squibb Company	25,426	1,136,288

Eli Lilly & Company	11,264	553,288

Hisamitsu Pharmaceutical Company, Inc.	1,400	71,320

Jazz Pharmaceuticals PLC (I)	7,500	515,475

Johnson & Johnson	46,632	4,003,824

Merck & Company, Inc.	94,473	4,388,271

Mylan, Inc. (I)	10,400	322,712

Pfizer, Inc.	17,703	495,861

Roche Holdings AG	12,488	3,094,331

Salix Pharmaceuticals, Ltd. (I)	2,950	195,143

Teva Pharmaceutical Industries, Ltd., ADR	55,770	2,186,184

Zoetis, Inc.	5,580	172,354

See notes to financial statements	Semiannual report | Hedged Equity & Income Fund	13

	Shares	Value
Industrials 14.5%		$36,997,015

Aerospace & Defense 2.6%

BAE Systems PLC	42,054	245,796

Cubic Corp.	9,470	455,507

Honeywell International, Inc.	3,775	299,509

Lockheed Martin Corp.	10,128	1,098,483

Northrop Grumman Corp. (C)	12,895	1,067,706

Rolls-Royce Holdings PLC (I)	14,901	257,823

Safran SA	5,076	264,374

Thales SA	2,903	135,251

The Boeing Company	9,702	993,873

United Technologies Corp.	20,451	1,900,716

Air Freight & Logistics 2.2%

Atlas Air Worldwide Holdings, Inc. (I)	10,000	437,600

C.H. Robinson Worldwide, Inc. (C)	18,850	1,061,444

FedEx Corp.	3,970	391,363

United Parcel Service, Inc., Class B	37,803	3,269,203

UTi Worldwide, Inc.	22,280	366,952

Airlines 0.1%

AirAsia X Bhd (I)	156,500	61,916

United Continental Holdings, Inc. (I)	4,900	153,321

Building Products 0.9%

Armstrong World Industries, Inc. (I)	6,867	328,174

Lennox International, Inc.	25,185	1,625,440

Owens Corning, Inc. (I)	6,260	244,641

Commercial Services & Supplies 0.8%

ACCO Brands Corp. (I)	62,450	397,182

G&K Services, Inc., Class A	13,040	620,704

Platform Acquisition Holdings, Ltd. (I)	21,120	225,984

The ADT Corp. (I)	1,910	76,114

Tyco International, Ltd.	2,317	76,345

United Stationers, Inc.	20,970	703,544

Construction & Engineering 0.5%

Jacobs Engineering Group, Inc. (I)	23,800	1,312,094

Electrical Equipment 1.5%

Acuity Brands, Inc.	3,490	263,565

Belden, Inc.	19,720	984,620

Eaton Corp. PLC	32,235	2,121,385

Hubbell, Inc., Class B	1,790	177,210

Mitsubishi Electric Corp.	19,200	179,874

Polypore International, Inc. (I)	5,270	212,381

Industrial Conglomerates 1.5%

3M Company	20,471	2,238,504

Carlisle Companies, Inc.	10,010	623,723

Danaher Corp.	13,650	864,045

General Electric Company	3,839	89,026

14	Hedged Equity & Income Fund | Semiannual report	See notes to financial statements

	Shares	Value
Machinery 2.6%

Albany International Corp., Class A	21,310	$702,804

Donaldson Company, Inc.	4,500	160,470

Dover Corp.	1,559	121,072

ESCO Technologies, Inc.	12,080	391,150

Flowserve Corp.	11,190	604,372

IDEX Corp.	10,235	550,745

Illinois Tool Works, Inc.	586	40,534

Mueller Industries, Inc.	11,890	599,613

PACCAR, Inc.	27,510	1,476,187

Pall Corp. (C)	8,365	555,687

Parker Hannifin Corp.	2,116	201,866

Stanley Black & Decker, Inc.	14,550	1,124,715

WABCO Holdings, Inc. (I)	2,836	211,821

Professional Services 0.5%

IHS, Inc., Class A (I)	2,700	281,826

Nielsen Holdings NV	7,400	248,566

Towers Watson & Company, Class A	7,080	580,135

WageWorks, Inc. (I)	5,590	192,576

Road & Rail 0.4%

Canadian National Railway Company	5,310	517,014

Hertz Global Holdings, Inc. (I)	16,002	396,850

Trading Companies & Distributors 0.9%

GATX Corp.	12,550	595,247

HD Supply Holdings, Inc. (I)	14,500	272,455

MSC Industrial Direct Company, Inc., Class A	15,735	1,218,833

WESCO International, Inc. (I)	1,870	127,085

Information Technology 16.4%		41,852,265

Communications Equipment 2.7%

Cisco Systems, Inc. (C)	245,167	5,960,010

JDS Uniphase Corp. (I)	19,380	278,684

Juniper Networks, Inc. (I)	12,000	231,720

QUALCOMM, Inc.	6,270	382,972

Computers & Peripherals 1.7%

Apple, Inc. (C)	3,152	1,248,444

Diebold, Inc.	18,030	607,431

EMC Corp. (C)	37,703	890,545

NetApp, Inc. (I)	15,516	586,194

QLogic Corp. (I)	2,815	26,911

SanDisk Corp. (I)	11,211	684,992

Seagate Technology PLC	5,300	237,599

Western Digital Corp.	2,390	148,395

Electronic Equipment, Instruments & Components 0.6%

Coherent, Inc.	5,620	309,493

MTS Systems Corp.	7,580	429,028

National Instruments Corp.	9,740	272,136

ScanSource, Inc. (I)	11,900	380,800

See notes to financial statements	Semiannual report | Hedged Equity & Income Fund	15

	Shares	Value
Internet Software & Services 2.6%

Akamai Technologies, Inc. (I)	10,360	$440,818

Cornerstone OnDemand, Inc. (I)	2,400	103,896

Dropbox, Inc. (I)(R)	8,535	75,620

eBay, Inc. (I)	23,542	1,217,592

Facebook, Inc., Class A (I)	20,285	504,285

Google, Inc., Class A (I)	1,418	1,248,365

IAC/InterActiveCorp	9,450	449,442

LinkedIn Corp., Class A (C)(I)	6,705	1,195,502

MercadoLibre, Inc.	1,450	156,252

Trulia, Inc. (I)	8,630	268,307

Yahoo!, Inc. (I)	33,193	833,476

Zillow, Inc., Class A (I)	1,600	90,080

IT Services 1.2%

Alliance Data Systems Corp. (I)	510	92,325

Automatic Data Processing, Inc.	16,076	1,106,993

Forrester Research, Inc.	14,780	542,278

IBM Corp.	834	159,386

MAXIMUS, Inc.	4,300	320,264

Nomura Research Institute, Ltd.	2,100	68,536

Paychex, Inc.	3,581	130,778

Teradata Corp. (I)	7,165	359,898

Visa, Inc., Class A	1,877	343,022

Office Electronics 0.1%

Zebra Technologies Corp., Class A (I)	7,740	336,226

Semiconductors & Semiconductor Equipment 2.1%

Altera Corp.	8,957	295,491

Analog Devices, Inc.	38,040	1,714,082

Broadcom Corp., Class A	8,526	287,838

Intel Corp.	54,920	1,330,162

Maxim Integrated Products, Inc.	16,260	451,703

Microchip Technology, Inc.	5,827	217,056

Micron Technology, Inc. (I)	15,040	215,523

NXP Semiconductor NV (I)	11,070	342,949

Xilinx, Inc.	14,155	560,680

Software 5.4%

Activision Blizzard, Inc.	17,200	245,272

Adobe Systems, Inc. (I)	3,150	143,514

ANSYS, Inc. (I)	4,520	330,412

Autodesk, Inc. (I)	12,890	437,487

BMC Software, Inc. (I)	2,134	96,329

Cadence Design Systems, Inc. (I)	27,750	401,820

Check Point Software Technologies, Ltd. (I)	5,245	260,572

Concur Technologies, Inc. (I)	5,580	454,100

FactSet Research Systems, Inc.	4,625	471,473

Imperva, Inc. (I)	5,550	249,972

Informatica Corp. (I)	2,300	80,454

Intuit, Inc.	1,272	77,630

MICROS Systems, Inc. (I)	12,600	543,690

16	Hedged Equity & Income Fund | Semiannual report	See notes to financial statements

	Shares	Value
Software (continued)

Microsoft Corp.	156,495	$5,403,772

NetSuite, Inc. (I)	1,337	122,656

Open Text Corp.	2,400	164,328

Oracle Corp. (C)	92,823	2,851,523

Red Hat, Inc. (I)	5,951	284,577

Salesforce.com, Inc. (I)	2,980	113,776

ServiceNow, Inc. (I)	13,300	537,187

Verint Systems, Inc. (I)	9,600	340,512

Workday, Inc., Class A (I)	1,670	107,030

Materials 2.9%		7,423,661

Chemicals 1.5%

Innospec, Inc.	10,300	413,854

Koppers Holdings, Inc.	6,610	252,370

LyondellBasell Industries NV, Class A	3,900	258,414

Monsanto Company	2,668	263,598

Sensient Technologies Corp.	7,970	322,546

The Dow Chemical Company	28,940	931,000

The Sherwin-Williams Company	6,012	1,061,719

Westlake Chemical Corp.	2,800	269,948

Containers & Packaging 0.6%

Aptargroup, Inc. (C)	5,750	317,458

Crown Holdings, Inc. (I)	3,390	139,431

Greif, Inc., Class A	5,570	293,372

Rock-Tenn Company, Class A	4,320	431,482

Silgan Holdings, Inc.	9,520	447,059

Metals & Mining 0.0%

Allied Nevada Gold Corp. (I)	4,194	27,177

Paper & Forest Products 0.8%

Deltic Timber Corp.	6,800	393,176

International Paper Company	24,070	1,066,542

KapStone Paper and Packaging Corp.	7,800	313,404

Louisiana-Pacific Corp. (I)	14,950	221,111

Telecommunication Services 0.7%		1,792,104

Diversified Telecommunication Services 0.7%

Verizon Communications, Inc.	35,600	1,792,104

Utilities 1.8%		4,605,893

Electric Utilities 0.3%

Duke Energy Corp.	3,445	232,538

UNS Energy Corp.	6,880	307,742

Westar Energy, Inc.	7,950	254,082

Gas Utilities 1.5%

Atmos Energy Corp.	7,750	318,215

New Jersey Resources Corp.	3,200	132,896

The Laclede Group, Inc.	6,300	287,658

UGI Corp.	72,235	2,825,111

WGL Holdings, Inc.	5,730	247,651

See notes to financial statements	Semiannual report | Hedged Equity & Income Fund	17

	Shares	Value
Warrants 0.0%		$0

(Cost $219)

Industrials 0.0%		0

Platform Acquisition Holdings, Ltd. (Expiration Date: 7-31-20;
Strike Price: $11.20) (I)	21,900	0

	Number of
	Contracts	Value
Purchased Options 3.8%		$9,741,000

(Cost $12,143,164)

Put Options 3.8%		9,741,000

S&P 500 Index (Expiration Date: 6-21-14; Strike Price: $1,400) (I)	1,700	9,741,000

	Par value	Value
Short-Term Investments 1.9%		$4,700,000

(Cost $4,700,000)

Repurchase Agreement 1.9%		4,700,000

Goldman Sachs Tri-Party Repurchase Agreement dated 6-28-13 at
0.130% to be repurchased at $4,700,051 on 7-1-13, collateralized by $4,711,524 Federal National Mortgage Association, 3.500% due
1-1-41 (valued at $4,794,001, including interest)	$4,700,000	4,700,000

Total investments (Cost $228,154,562)† 101.4%		$258,398,106

Other assets and liabilities, net (1.4%)		($3,590,234)

Total net assets 100.0%		$254,807,872

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(C) A portion of this security is pledged as collateral for options. Total collateral value at 6-30-13 was $49,332,189.

(I) Non-income producing security.

(R) Direct placement securities are restricted to resale and the fund has limited rights to registration under the Securities Act of 1933. Holdings in direct placement securities as of 6-30-13 were as follows:

					Value as a
			Beginning	Ending	percentage
	Acquisition	Acquisition	share	share	of fund's	Value as of
Issuer, Description	date	cost	amount	amount	net assets	6-30-13

Allstar Co-Invest	8-1-11	$240,553	236,300	236,300	0.16%	$404,073
Block Feeder, LLC
Dropbox, Inc.	5-1-12	$77,258	8,535	8,535	0.03%	$75,620

† At 6-30-13, the aggregate cost of investment securities for federal income tax purposes was $229,331,790. Net unrealized appreciation aggregated to $29,066,316, of which $35,079,619 related to appreciated investment securities and $6,013,303 related to depreciated investment securities.

18	Hedged Equity & Income Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 6-30-13 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value for each common share.

Assets

Investments, at value (Cost $228,154,562)	$258,398,106
Cash	31,247
Foreign currency, at value (Cost $6,795)	6,757
Receivable for investments sold	4,034,087
Dividends and interest receivable	274,833
Other receivables and prepaid expenses	2,330
Total assets	262,747,360

Liabilities

Payable for investments purchased	808,969
Written options, at value (Premiums received $8,422,406)	7,033,000
Payable to affiliates
Accounting and legal services fees	9,459
Trustees’ fees	205
Other liabilities and accrued expenses	87,855

Total liabilities	7,939,488

Net assets	$254,807,872

Net assets consist of

Paid-in capital	$239,335,027
Accumulated distributions in excess of net investment income	(7,942,709)
Accumulated net realized gain (loss) on investments, written options and
foreign currency transactions	(8,217,265)
Net unrealized appreciation (depreciation) on investments, written options
and translation of assets and liabilities in foreign currencies	31,632,819

Net assets	$254,807,872

Net asset value per share

Based on 13,733,169 shares of beneficial interest outstanding — unlimited
number of shares authorized with par value of $0.01 per share	$18.55

See notes to financial statements	Semiannual report | Hedged Equity & Income Fund	19

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 6-30-13
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$2,386,884
Interest	4,948
Less foreign taxes withheld	(33,320)

Total investment income	2,358,512

Expenses

Investment management fees	1,262,063
Accounting and legal services fees	22,807
Transfer agent fees	11,706
Trustees’ fees	21,053
Printing and postage	24,403
Professional fees	39,044
Custodian fees	22,537
Stock exchange listing fees	15,767
Other	10,214

Total expenses	1,429,594

Net investment income	928,918

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments and purchased options	(3,233,346)
Written options	1,916,809
Foreign currency transactions	(80)
(1,316,617)
Change in net unrealized appreciation (depreciation) of
Investments and purchased options	30,683,668
Written options	(7,458,847)
Translation of assets and liabilities in foreign currencies	(155)

23,224,666

Net realized and unrealized gain	21,908,049

Increase in net assets from operations	$22,836,967

20	Hedged Equity & Income Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Period	Year
	6-30-13	ended	ended
	(Unaudited)	12-31-12[1]	10-31-12

Increase (decrease) in net assets

From operations
Net investment income	$928,918	$722,268	$1,870,855
Net realized gain (loss)	(1,316,617)	686,750	1,100,927
Change in net unrealized
appreciation (depreciation)	23,224,666	1,690,216	23,301,290
Increase in net assets resulting
from operations	22,836,967	3,099,234	26,273,072

Distributions to shareholders
From net investment income	(8,871,627)[2]	(728,343)	(1,850,217)
From tax return of capital	—	(3,723,566)	(16,575,845)

Total distributions	(8,871,627)	(4,451,909)	(18,426,062)

From fund share transactions
Repurchased	—	(3,098,607)	(10,945,445)

Total increase (decrease)	13,965,340	(4,451,282)	(3,098,435)

Net assets

Beginning of period	240,842,532	245,293,814	248,392,249

End of period	$254,807,872	$240,842,532	$245,293,814

Accumulated distributions in excess of net
investment income	($7,942,709)	—	($615)

Share activity

Shares outstanding
Beginning of period	13,733,169	13,934,006	14,620,236
Shares repurchased	—	(200,837)	(686,230)

End of period	13,733,169	13,733,169	13,934,006

1 For the two-month period ended 12-31-12. The fund changed its fiscal year end from October 31 to December 31.

2 A portion of the distributions may be deemed a tax return of capital at year-end.

See notes to financial statements	Semiannual report | Hedged Equity & Income Fund	21

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

COMMON SHARES Period ended	6-30-13[1]	12-31-12[2]	10-31-12	10-31-11[3]

Per share operating performance

Net asset value, beginning of period	$17.54	$17.60	$16.99	$19.10[4]
Net investment income[5]	0.07	0.05	0.13	0.02
Net realized and unrealized gain (loss) on investments	1.59	0.18	1.68	(1.73)
Total from investment operations	1.66	0.23	1.81	(1.71)
Less distributions to common shareholders
From net investment income	(0.65)[6]	(0.05)	(0.13)	(0.02)
From tax return of capital	—	(0.27)	(1.16)	(0.34)
Total distributions	(0.65)	(0.32)	(1.29)	(0.36)
Anti-dilutive impact of repurchase plan	—	0.03[7]	0.09[7]	—
Offering costs related to common shares	—	—	—	(0.04)
Net asset value, end of period	$18.55	$17.54	$17.60	$16.99
Per share market value, end of period	$16.89	$15.26	$16.14	$15.18
Total return at net asset value (%)[8]	9.83[9]	1.71[9]	12.17	(8.98)[9]
Total return at market value (%)[8]	14.94[9]	(3.51)[9]	15.14	(22.33)[9]

Ratios and supplemental data

Net assets applicable to common shares, end of period
(in millions)	$255	$241	$245	$248
Ratios (as a percentage of average net assets):
Expenses	1.13[10]	0.22[9]	1.14	1.15[10]
Net investment income	0.74[10]	0.30[9]	0.74	0.31[10]
Portfolio turnover (%)	36	11	76	38

1 Six months ended 6-30-13. Unaudited.
2 For the two-month period ended 12-31-12. The fund changed its fiscal year end from October 31 to December 31.
3 Period from 5-26-11 (commencement of operations) to 10-31-11.
4 Reflects the deduction of a $0.90 per share sales load.
5 Based on the average daily shares outstanding.
6 A portion of the distributions may be deemed a tax return of capital at year-end.
7 The repurchase plan was completed at an average repurchase price of $15.43 and $15.95 for 200,837 and 686,230 shares for the two-month period ended 12-31-12 and the year ended 10-31-12, respectively.
8 Total return based on net asset value reflects changes in the fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that dividend, capital gain and return of capital distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the fund’s shares traded during the period.
9 Not annualized.
10 Annualized.

22	Hedged Equity & Income Fund | Semiannual report

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Hedged Equity & Income Fund (the fund) is a closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). On December 12, 2012, the Board of Trustees voted to change the fund’s fiscal year end from October 31 to December 31.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

Semiannual report | Hedged Equity & Income Fund	23

The following is a summary of the values by input classification of the fund’s investments as of June 30, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 6-30-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$38,287,253	$36,156,144	$1,727,036	$404,073
Consumer Staples	14,000,909	13,654,097	346,812	—
Energy	20,803,711	18,350,058	2,453,653	—
Financials	40,104,864	38,723,837	1,381,027	—
Health Care	38,089,431	33,623,211	4,466,220	—
Industrials	36,997,015	35,625,997	1,371,018	—
Information Technology	41,852,265	41,708,109	68,536	75,620
Materials	7,423,661	7,423,661	—	—
Telecommunication
Services	1,792,104	1,792,104	—	—
Utilities	4,605,893	4,605,893	—	—
Purchased Options	9,741,000	9,741,000	—	—
Short-Term Investments	4,700,000	—	4,700,000	—

Total Investments in
Securities	$258,398,106	$241,404,111	$16,514,302	$479,693
Other Financial
Instruments
Written Options	($7,033,000)	($7,033,000)	—	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

24	Hedged Equity & Income Fund | Semiannual report

Foreign taxes. The fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of December 31, 2012, the fund has a short-term capital loss carryforward of $8,469,991 and a long-term capital loss carryforward of $352,421 available to offset future net realized capital gains which do not expire.

As of December 31, 2012, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Managed distribution plan. In August 2012, the Board of Trustees amended the managed distribution plan (the Distribution Plan). Under the current Distribution Plan, the fund makes quarterly distributions of an amount equal to $0.3230 per share, based upon an annualized distribution rate of 7.25% of the fund’s net asset value of $17.82 on July 31, 2012. This amount will be paid quarterly until further notice.

Distributions under the Distribution Plan may consist of net investment income, net realized capital gains and, to the extent necessary, return of capital. Return of capital distributions may be necessary when the fund’s net investment income and net capital gains are insufficient to meet the minimum percentage dividend. In addition, the fund may also make additional distributions to avoid federal income and excise taxes.

The Board of Trustees may terminate or reduce the amount paid under the Distribution Plan at any time. The termination or reduction may have an adverse effect on the market price of the fund’s shares.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund declares and pays distributions quarterly through its Distribution Plan described above.

Semiannual report | Hedged Equity & Income Fund	25

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will be subsequently reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and derivative transactions.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objectives and to manage its obligations. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to the fund than over-the-counter transactions. The exchange’s clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearinghouse and the clearing member. Collateral or margin requirements for exchange-traded or cleared derivatives are set by the broker or applicable clearing house. Securities pledged by the fund for exchanged-traded and cleared transactions amounted to $49,332,189 and are identified in the Portfolio of investments.

Options. There are two types of options, put options and call options. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market”

26	Hedged Equity & Income Fund | Semiannual report

to reflect current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

During the six months ended June 30, 2013, the fund used purchased options to hedge against changes in securities markets. During the six months ended June 30, 2013, the fund held purchased options with market values ranging from $5.3 million to $11.3 million, as measured at each quarter end.

During the six months ended June 30, 2013, the fund wrote option contracts (both puts and calls) to generate earnings from option premiums and to attempt to reduce overall volatility. The following tables summarize the fund’s written options activities during the six months ended June 30, 2013.

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED (PAID)

Outstanding, beginning of period	1,900	$11,204,253
Options written	9,250	15,796,152
Options closed	(8,650)	(18,577,999)
Options exercised	—	—
Options expired	—	—
Outstanding, end of period	2,500	$8,422,406

	EXERCISE	EXPIRATION	NUMBER OF
WRITTEN OPTIONS	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

CALLS
S&P 500 Index	$1,620	Jul 2013	800	($1,117,570)	($1,168,000)
Total			800	$1,117,570	($1,168,000)
PUTS
S&P 500 Index	$1,275	Jun 2014	1,700	($7,304,836)	($5,865,000)
Total			1,700	$7,304,836	($5,865,000)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at June 30, 2013 by risk category:

				LIABILITY
	STATEMENT OF ASSETS	FINANCIAL INSTRUMENTS	ASSET DERIVATIVES	DERIVATIVES
RISK	AND LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Equity contracts	Investments, at value*	Purchased options*	$9,741,000	—
	Written options, at value	Written options	—	$7,033,000
			$9,741,000	$7,033,000

* Purchased options are included in the fund’s investments.

Semiannual report | Hedged Equity & Income Fund	27

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2013:

	STATEMENT OF	INVESTMENTS
RISK	OPERATIONS LOCATION	(PURCHASED OPTIONS)	WRITTEN OPTIONS

Equity contracts	Net realized gain (loss)	($16,741,015)	$1,916,809

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2013:

	STATEMENT OF	INVESTMENTS
RISK	OPERATIONS LOCATION	(PURCHASED OPTIONS)	WRITTEN OPTIONS

Equity contracts	Change in net unrealized	$9,545,083	($7,458,847)
	appreciation (depreciation)

Note 4 — Guarantees and indemnifications

Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to 1.00% of the fund’s average daily gross assets. The Advisor has a subadvisory agreement with Wellington Management Company, LLP. The fund is not responsible for payment of the subadvisory fees.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended June 30, 2013 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Under the John Hancock Group of funds Deferred Compensation Plan (the Plan), which was terminated in November 2012, certain Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

28	Hedged Equity & Income Fund | Semiannual report

Note 6 — Fund share transactions

On December 6, 2011, the fund adopted a share repurchase plan, pursuant to which the fund was authorized to purchase, in the open market, up to 10% of its outstanding common shares between January 1, 2012 and December 31, 2012. The fund’s share repurchase plan was renewed on December 12, 2012. Under the renewed share repurchase plan, the fund may purchase, in the open market, up to 10% of its outstanding common shares between January 1, 2013 and December 31, 2013 (based on common shares outstanding as of December 31, 2012). During the six months ended June 30, 2013, the fund did not repurchase any shares under the Repurchase Plan. During the two-month period ended December 31, 2012 and the twelve-month period ended October 31, 2012, the fund repurchased 1.37% and 4.69%, respectively, of shares outstanding under the Repurchase Plan. The weighted average discount per share on these repurchases amounted to 12.25% and 10.66% for the two-month period ended December 31, 2012 and the twelve-month period ended October 31, 2012, respectively. Shares repurchased and corresponding dollar amounts are included in the Statement of changes in net assets. The anti-dilutive impact of these share repurchases is included on the Financial highlights.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $87,558,839 and $107,267,456, respectively, for the six months ended June 30, 2013.

Semiannual report | Hedged Equity & Income Fund	29

Additional information

Unaudited

Investment objective and policy

The fund is a diversified, closed-end management investment company, common shares of which were initially offered to the public on May 26, 2011 and are publicly traded on the NYSE. The fund’s investment objective is to provide total return with a focus on current income and gains and also consisting of long-term capital appreciation. The fund uses an equity strategy (the “equity strategy”) and an actively managed option overlay strategy (the “option overlay strategy”) to pursue its investment objective. The equity strategy seeks to provide broad-based exposure to equity markets, while emphasizing downside equity market protection. The goal of the equity strategy is to participate in and capture the broader equity market returns in rising market conditions, while seeking to limit losses relative to the broader equity markets in declining market circumstances through an effective combination of equity investment strategies. The option overlay strategy pursues two goals: (i) to generate earnings for current distribution from option premiums; and (ii) downside equity market protection (through the use of U.S. equity index puts).

Dividends and distributions

During the six months ended June 30, 2013, distributions totaling $0.6460 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:

PAYMENT DATE	DISTRIBUTIONS*

March 28, 2013	0.3230
June 28, 2013	0.3230
Total	$0.6460

*A portion of the distributions may be deemed a tax return of capital at year end.

Dividend reinvestment plan

The fund’s Dividend Reinvestment Plan (the Plan) provides that distributions of dividends and capital gains are automatically reinvested in common shares of the fund by Computershare Trust Company, N.A. (the Plan Agent). Every shareholder holding at least one full share of the fund will be automatically enrolled in the Plan. Shareholders may withdraw from the Plan at any time and shareholders who do not participate in the Plan will receive all distributions in cash.

If the fund declares a dividend or distribution payable either in cash or in common shares of the fund and the market price of shares on the payment date for the distribution or dividend equals or exceeds the fund’s net asset value per share (NAV), the fund will issue common shares to participants at a value equal to the higher of NAV or 95% of the market price. The number of additional shares to be credited to each participant’s account will be determined by dividing the dollar amount of the distribution or dividend by the higher of NAV or 95% of the market price. If the market price is lower than NAV, or if dividends or distributions are payable only in cash, then participants will receive shares purchased by the Plan Agent on participants’ behalf on the New York Stock Exchange (the NYSE) or otherwise on the open market. If the market price exceeds NAV before the Plan Agent has completed its purchases, the average per share purchase price may exceed NAV, resulting in fewer shares being acquired than if the fund had issued new shares.

There are no brokerage charges with respect to common shares issued directly by the fund. However, whenever shares are purchased or sold on the NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees, currently $0.05 per share purchased or sold. Brokerage trading fees will be deducted from amounts to be invested.

30	Hedged Equity & Income Fund | Semiannual report

The reinvestment of dividends and net capital gains distributions does not relieve participants of any income tax that may be payable on such dividends or distributions.

Shareholders participating in the Plan may buy additional shares of the fund through the Plan at any time in amounts of at least $50 per investment, up to a maximum of $10,000, with a total calendar year limit of $100,000. Shareholders will be charged a $5 transaction fee plus $0.05 per share brokerage trading fee for each order. Purchases of additional shares of the fund will be made on the open market. Shareholders who elect to utilize monthly electronic fund transfers to buy additional shares of the fund will be charged a $2 transaction fee plus $0.05 per share brokerage trading fee for each automatic purchase. Shareholders can also sell fund shares held in the Plan account at any time by contacting the Plan Agent by telephone, in writing, or by visiting the Plan Agent’s website at computershare.com and clicking on EquityAccess & More. The Plan Agent will mail a check (less applicable brokerage trading fees) on the settlement date, which is three business days after the shares have been sold. If shareholders choose to sell shares through their stockbroker, they will need to request that the Plan Agent electronically transfer those shares to their stockbroker through the Direct Registration System.

Shareholders participating in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing, or by visiting the Plan Agent’s website at computershare.com and clicking on EquityAccess & More. Such termination will be effective immediately if the notice is received by the Plan Agent prior to any dividend or distribution record date; otherwise, such termination will be effective on the first trading day after the payment date for such dividend or distribution, with respect to any subsequent dividend or distribution. If shareholders withdraw from the Plan, their shares will be credited to their account, or, if they wish, the Plan Agent will sell their full and fractional shares and send the shareholders the proceeds, less a transaction fee of $5.00 and less brokerage trading fees of $0.05 per share. If a shareholder does not maintain at least one whole share of common stock in the Plan account, the Plan Agent may terminate such shareholder’s participation in the Plan after written notice. Upon termination, shareholders will be sent a check for the cash value of any fractional share in the Plan account, less any applicable broker commissions and taxes.

Shareholders who hold at least one full share of the fund may join the Plan by notifying the Plan Agent by telephone, in writing, or by visiting the Plan Agent’s website at computershare.com and clicking on EquityAccess & More. If received in proper form by the Plan Agent before the record date of a dividend, the election will be effective with respect to all dividends paid after such record date. If shareholders wish to participate in the Plan and their shares are held in the name of a brokerage firm, bank, or other nominee, shareholders should contact their nominee to see if it will participate in the Plan. If shareholders wish to participate in the Plan, but their brokerage firm, bank, or other nominee is unable to participate on their behalf, they will need to request that their shares be re-registered in their own name, or they will not be able to participate. The Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by shareholders as representing the total amount registered in their name and held for their account by their nominee.

Effective July 1, 2013, the Plan was revised to reflect an updated definition of “market price.” Under the revised Plan, the “market price” of the fund’s shares on a particular date is “the last sale price for the fund’s shares in the market on that date as of the close of regular trading on the New York Stock Exchange (NYSE), or, if there is no sale in the market on that date or sale prices are not available, then the mean between the closing bid and asked quotations for such shares on such date.” Previously, the “market price” of the fund’s shares was defined as “the last sale price for the fund’s shares on the NYSE on that date, or, if there is no sale on the NYSE on that date, then the mean between the closing bid and asked quotations for such shares on the NYSE on such date.”

Semiannual report | Hedged Equity & Income Fund	31

Effective November 1, 2013, the Plan will be revised with respect to mail loss insurance coverage. Until October 31, 2013, when shareholders mail their certificates to the fund’s administrator, they may request Computershare Trust Company, N.A. to reimburse them for the cost of mail loss insurance coverage on certificates valued at up to $100,000. Effective November 1, 2013, Computershare will no longer reimburse this expense.

Experience under the Plan may indicate that changes are desirable. Accordingly, the fund and the Plan Agent reserve the right to amend or terminate the Plan. Participants generally will receive written notice at least 90 days before the effective date of any amendment. In the case of termination, participants will receive written notice at least 90 days before the record date for the payment of any dividend or distribution by the fund.

All correspondence or requests for additional information about the Plan should be directed to Computershare Trust Company, N.A., at the address stated below or by calling 800-852-0218, 201-680-6578 (For International Telephone Inquiries) and 800-952-9245 (For the Hearing Impaired (TDD)).

Shareholder communication and assistance

If you have any questions concerning the fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the fund to the transfer agent at:

Computershare
P.O. Box 43006
Providence, RI 02940-3006
Telephone: 800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank, or other nominee for assistance.

32	Hedged Equity & Income Fund | Semiannual report

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the “Board”) of John Hancock Hedged Equity & Income Fund (the “fund”) of the Advisory Agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Advisor”) and the Subadvisory Agreement (the “Subadvisory Agreement”) with Wellington Management Company, LLP (the “Sub-Advisor”). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the “Agreements.”

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 16-17, 2013, the Board, including the Trustees who are not considered to be “interested persons” of the fund under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), reapproved for an annual period the continuation of the Advisory Agreement between the fund and the Advisor and the Subadvisory Agreement between the Advisor and the Sub-Advisor with respect to the Fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the fund, the Advisor and the Sub-Advisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for the fund’s benchmark index and other matters such as the prices at which the fund’s shares have traded and, with respect to the Sub-Advisor, comparative performance information for comparably managed accounts, and other information provided by the Advisor and the Sub-Advisor regarding the nature, extent and quality of services provided by the Advisor and the Sub-Advisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Sub-Advisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Sub-Advisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results, and prior presentations from the Sub-Advisor with respect to the fund. The Board also considered the nature, quality and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the fund and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the Advisory and Subadvisory Agreements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Semiannual report | Hedged Equity & Income Fund	33

Nature, Extent and Quality of Services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the fund’s Chief Compliance Officer (“CCO”) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Sub-Advisor, and is also responsible for monitoring and reviewing the activities of the Sub-Advisor and other third-party service providers.

The Board also considered the differences between the Advisor’s services to the fund and the services it provides to other clients that are not closed-end funds including, for example, the differences in services related to the regulatory and legal obligations of closed-end funds.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the fund and of the other funds in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the fund’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Sub-Advisor’s investment performance and compliance programs, such as the Sub-Advisor’s compliance with fund policies and objective, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and

(f) the Advisor’s reputation and experience in serving as an investment advisor to the fund and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

34	Hedged Equity & Income Fund | Semiannual report

Investment Performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the fund’s performance;

(b) considered the comparative performance of the fund’s benchmark;

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data. Such report included the fund’s ranking within a smaller group of peer funds and the fund’s ranking within broader groups of funds; and

(d) took into account the Advisor’s analysis of the fund’s performance; and

(e) considered the Fund’s share performance and premium/discount information.

The Board noted that, based on its net asset value, the fund underperformed its benchmark index and peer group average for the one-year and since inception (May 26, 2011) periods ended December 31, 2012. The Board took into account management’s discussion of the fund’s performance, including the impact of market conditions on the fund’s investment strategy relative to its peer group. The Board also noted that the fund had commenced the initial public offering of its shares in May 2011 and has a limited performance history.

The Board concluded that the fund’s performance is being monitored and reasonably addressed.

Fees and Expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, the fund’s contractual and net management fees and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within broader group of funds. In comparing the fund’s contractual and net management fee to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board noted that net management fees for this fund are higher than the peer group median and that total expenses for the fund are equal to the peer group median.

The Board also took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee and that such fee is negotiated at arm’s length. The Board reviewed information provided by the Advisor concerning investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Sub-Advisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/Indirect Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the fund, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered an analysis presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

Semiannual report | Hedged Equity & Income Fund	35

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(f) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(g) noted that the subadvisory fees for the fund are paid by the Advisor and are negotiated at arm’s length with the Sub-Advisor; and

(h) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor from its relationship with the fund was reasonable and not excessive.

Economies of Scale. The Board considered whether there should be changes in the management fee rate or structure in order to enable the fund to participate in any economies of scale, noting that the fund has a limited ability to increase its assets as a closed-end fund. The Board took into account management’s discussions of the current advisory fee structure, and, as noted above, the services the Advisor provides in performing its functions under the Advisory Agreement and supervising the Sub-Advisor. The Board also considered potential economies of scale that may be realized by the Fund as part of the John Hancock fund complex. The Board also considered the Advisor’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the fund. The Board noted that although the Fund does not have breakpoints in its contractual management fee schedule, its total expenses are equal to the peer group median. The Board determined that the management fee structure for the fund was reasonable.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Sub-Advisor’s business, including current subadvisory services to the fund (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the fund and comparative performance information relating to the fund’s benchmark and comparable funds; and

(3) information relating to the nature and scope of any material relationships and their significance to the fund’s Advisor and Sub-Advisor.

Nature, Extent and Quality of Services. With respect to the services provided by the Sub-Advisor, the Board received information provided to the Board by the Sub-Advisor, including the Sub-Advisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Sub-Advisor’s current level of staffing and its overall resources, as well as received information relating to the Sub-Advisor’s compensation program. The Board reviewed the Sub-Advisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Sub-Advisor’s investment and compliance

36	Hedged Equity & Income Fund | Semiannual report

personnel who provide services to the fund. The Board also considered, among other things, the Sub-Advisor’s compliance program and any disciplinary history. The Board also considered the Sub-Advisor’s risk assessment and monitoring process. The Board reviewed the Sub-Advisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Sub-Advisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the fund’s CCO and his staff conduct regular, periodic compliance reviews with the Sub-Advisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Sub-Advisor and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Sub-Advisor.

The Board considered the Sub-Advisor’s investment process and philosophy. The Board took into account that the Sub-Advisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Sub-Advisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Sub-Advisor Compensation. In considering the cost of services to be provided by the Sub-Advisor and the profitability to the Sub-Advisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Sub-Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Sub-Advisor from its relationship with the fund were not a material factor in the Board’s consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Sub-Advisor) of any material relationships with respect to the Sub-Advisor, which include arrangements in which the Sub-Advisor or its affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Sub-Advisory Agreement.

In addition, the Board considered other potential indirect benefits that the Sub-Advisor and its affiliates may receive from the Sub-Advisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory Fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fees to the Sub-Advisor. The Board also took into account the sub-advisory fee paid by the Advisor to the Sub-Advisor with respect to the fund to fees charged by the Sub-Advisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Sub-Advisor Performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and benchmark and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted

Semiannual report | Hedged Equity & Income Fund	37

performance of the Sub-Advisor. The Board was mindful of the Advisor’s focus on the Sub-Advisor’s performance. The Board also noted the Sub-Advisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Sub-Advisor has extensive experience and demonstrated skills as a manager;

(2) The performance of the fund is being monitored and reasonably addressed; and

(3) The subadvisory fees are reasonable in relation to the level and quality of services being provided.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Sub-Advisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Sub-Advisory Agreement for an additional one-year period.

38	Hedged Equity & Income Fund | Semiannual report

More information

Trustees	Officers	Investment advisor
James M. Oates,	Hugh McHaffie	John Hancock Advisers, LLC
Chairman	President
Steven R. Pruchansky,		Subadvisor
Vice Chairman	Andrew G. Arnott	Wellington Management
Charles L. Bardelis*	Executive Vice President	Company, LLP
James R. Boyle†
Craig Bromley†	Thomas M. Kinzler	Custodian
Peter S. Burgess*	Secretary and Chief Legal Officer	State Street Bank and
William H. Cunningham		Trust Company
Grace K. Fey	Francis V. Knox, Jr.
Theron S. Hoffman*	Chief Compliance Officer	Transfer agent
Deborah C. Jackson		Computershare Shareowner
Hassell H. McClellan	Charles A. Rizzo	Services, LLC
Gregory A. Russo	Chief Financial Officer
Warren A. Thomson†		Legal counsel
	Salvatore Schiavone	K&L Gates LLP
*Member of the	Treasurer
Audit Committee		Stock symbol
†Non-Independent Trustee		Listed New York Stock
Exchange: HEQ

For shareholder assistance refer to page 32

You can also contact us:
	800-852-0218	Regular mail:
	jhfunds.com	Computershare
P.O. Box 43006
Providence, RI 02940-3006

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhfunds.com or by calling 800-852-0218.

The report is certified under the Sarbanes-Oxley Act, which requires closed-end funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

Semiannual report | Hedged Equity & Income Fund	39

PRESORTED
STANDARD
U.S. POSTAGE
PAID
MIS

800-852-0218
800-843-0090 EASI-Line
jhfunds.com

www.jhfunds.com/edelivery

P15SA 6/13
MF148901	8/13

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

			Total number of	Maximum number
	Total number of		shares purchased	of shares that may
	shares	Average price	as part of publicly	yet be purchased
Period	purchased	per share	announced plans*	under the plans

Jan-13	-	-	-	1,373,317*

Feb-13	-	-	-	1,373,317

Mar-13	-	-	-	1,373,317

Apr-13	-	-	-	1,373,317

May-13	-	-	-	1,373,317

Jun-13	-	-	-	1,373,317

Total	-	-	-

*On December 6, 2011, the Board of Trustees approved a share repurchase plan (the Repurchase Plan). Under the Repurchase Plan, the Fund was allowed to purchase, in the open market, up to 10% of its outstanding common shares between January 1, 2012 and December 31, 2012 (based on common shares outstanding as of December 31, 2011). On December 12, 2012, the Board renewed the Repurchase Plan. As renewed, the Fund may purchase in the open market, between January 1, 2013 and December 31, 2013, up to an additional 10% of its outstanding common shares (based on common shares outstanding as of December 31, 2012).

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter. ”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter. ”

(c)(2) Contact person at the registrant.

(c)(3) Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the Investment Company Act of 1940, as amended and Rule 19b-1 thereunder regarding distributions made pursuant to the Registrant’s Managed Distribution Plan.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Hedged Equity & Income Fund

By:	/s/ Hugh McHaffie
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Hugh McHaffie
President

Date:	August 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	August 20, 2013

By:	/s/ Charles A. Rizzo
---------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	August 20, 2013